Document and Entity Information	Feb. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001159036
Document Type	8-K
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	HALOZYME THERAPEUTICS, INC.
Entity File Number	001-32335
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	88-0488686
Entity Address, Address Line One	11388 Sorrento Valley Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	794-8889
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	HALO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false